Financial liabilities - borrowings	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Financial liabilities - borrowings
18. Financial liabilities – borrowings
The Group’s current and
non-current
borrowings are as follows:

All figures in £ millions	2023	2022
Non-current

1.375% Euro notes 2025 (nominal amount € 300m)	257	257

3.75% GBP notes 2030 (nominal amount £350m)	354	353

Lease liabilities (see note 35)	483	534

	1,094	1,144
Current (due within one year or on demand)

Lease liabilities (see note 35)	64	71

Overdrafts	3	15

	67	86

Total borrowings	1,161	1,230
Included in the
non-current
borrowings above is £10m of accrued interest (2022: £10m). No accrued interest is included in the current borrowings above (2022: £nil). The maturities of the Group’s non-current
borrowings are as follows:

All figures in £ millions	2023	2022
Between one and two years	70	72

Between two and five years	419	442

Over five years	605	630

	1,094	1,144

The carrying amounts and market values of borrowings are as follows:

			2023			2022

All figures in £ millions	Effective interest rate	Carrying value	Market value	Effective interest rate	Carrying value	Market value
1.375% Euro notes 2025	1.44%	257	252	1.44%	257	252

3.75% GBP notes 2030	3.93%	354	327	3.93%	353	310

Overdrafts	n/a	3	3	n/a	15	15

		614	582		625	577
The market values stated above are based on clean market prices at the year end or, where these are not available, on the quoted market prices of comparable debt issued by other companies. The effective interest rates above relate to the underlying debt instruments.
The carrying amounts of the Group’s borrowings before the effect of derivatives (see notes 16 and 19 for further information on the impact of derivatives) are denominated in the following currencies:

All figures in £ millions	2023	2022
US dollar	217	276

Sterling	667	672

Euro	261	262

Other	16	20

	1,161	1,230
The Group had $1bn (£0.8bn) of undrawn capacity on its committed borrowing facilities as at 31 December 2023 (2022: $1.19bn (£0.9bn) undrawn). In addition, there are a number of short-term facilities that are utilised in the normal course of business. All of the Group’s borrowings are unsecured. In respect of lease obligations, the rights to the leased asset revert to the lessor in the event of default
.